Deferred Compensation	12 Months Ended
Dec. 31, 2021
Deferred Compensation
Deferred Compensation

8. Deferred Compensation

Pursuant to an October 2016 Note Purchase Agreement, the Company’s management had agreed to defer 20% of earned compensation until at least $5,000,000 has been received in cumulative funding from non-current stockholders. As of December 31, 2020, deferred compensation was $252,500. During the year ended December 31, 2021, and additional $45,000 of compensation was deferred under this agreement. In October 2021, the outstanding amount of deferred compensation of $297,500 was forgiven by the employee due to funding limitations for product development, and a gain on forgiveness of deferred compensation of $297,500 was recognized for the year ended December 31, 2021.

As of December 31, 2021 and 2020, deferred compensation was $-0- and $252,500, respectively.